Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Entity [Table]
Precious metals and other physical commodities	$ 4,377	$ 4,626	$ 5,258
Deposits and collateral provided in connection with litigation, regulatory and similar matters	2,150	2,280	1,526
Prepaid expenses	1,037	1,143	1,108
VAT and other tax receivables	440	469	638
Properties and other non-current assets held for sale	340	313	32
Assets of disposal groups held for sale	823	1,018	1,093
Other	817	731	621
Total other non-financial assets	$ 9,984	$ 10,581	$ 10,277